CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Total operating expenses	$ 20,674,209
Loss from operations	(20,674,209)
Change in the fair value of warrants	7,602,367
Provision for income taxes	0
Net loss	$ (12,898,082)
Earnings Per Share, Diluted	$ (85.17)	$ (17.61)
Weighted average common shares outstanding - diluted	2,204,486	2,149,182
Gelesis
Revenue:
Total revenue, net	$ 11,185,000	$ 21,442,000
Operating expenses:
Costs of goods sold, including related party expenses of $447 and $108, respectively	9,983,000	2,414,000
Selling, general and administrative, including related party expenses of $494 and $614, respectively	71,041,000	28,870,000
Research and development, including related party expenses of $255 and $272, respectively	12,867,000	16,115,000
Amortization of intangible assets	2,267,000	2,267,000
Total operating expenses	96,158,000	49,666,000
Loss from operations	(84,973,000)	(28,224,000)
Change in the fair value of convertible promissory notes	(128,000)
Change in the fair value of warrants	(7,646,000)	(1,466,000)
Change in fair value of tranche rights liability		256,000
Interest expense, net	(1,364,000)	(432,000)
Other income, net	781,000	6,000,000
Loss before income taxes	(93,330,000)	(23,866,000)
Provision for income taxes	17,000	2,039,000
Net loss	(93,347,000)	(25,905,000)
Accretion for Class A common stock to redemption amount	(94,134,000)	(11,372,000)
Accretion of noncontrolling interest put option to redemption value	(376,000)	(567,000)
Net loss attributable to common stockholders	$ (187,857,000)	$ (37,844,000)
Earnings Per Share, Basic	$ (85.22)	$ (17.61)
Earnings Per Share, Diluted	$ (85.17)	$ (17.61)
Weighted average common shares outstanding - basic	2,204,486	2,149,182
Weighted average common shares outstanding - diluted	2,204,486	2,149,182
Gelesis | Product revenue
Revenue:
Total revenue, net	$ 11,185,000	$ 2,708,000
Gelesis | Licensing revenue
Revenue:
Total revenue, net		$ 18,734,000